Supplementary Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2015
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The table below summarizes the non-cash financing activities relating to the periods presented:

	Six months ended June 30,
(In $ millions)	2015	2014
Non-cash financing activities
Acquisition of West Auriga - loan note payable to Seadrill (1)	$—	$100.0
Acquisition of West Polaris - seller's credit payable to Seadrill (2)	$44.6	$—
Acquisition of West Polaris - contingent consideration payable to Seadrill (2)	$95.3	$—

(1)	The loan note payable to Seadrill was settled in June 2014

(2)	The Polaris Acquisition was financed partly by the Seller's Credit and contingent consideration payable to Seadrill: refer to Note 5 - Business Acquisitions